Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)						12 Months Ended
	Oct. 11, 2017	Oct. 28, 2016	Mar. 14, 2016	Sep. 08, 2015	Mar. 24, 2015	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants/shares outstanding						9,956,066
Number of warrants/shares granted						1,460,000
Number of warrants/shares vested/exercised						625,002
Number of warrants/shares voided						341,891
Number of warrants/shares outstanding						10,449,173
Maximum of shares to be issued						10,450,007
Number of warrants/shares exercisable						4,292,208
BSPCE C [Member] | 7/20/2007 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						7/20/2007
Type						BSPCE C
Number of warrants/shares outstanding						126,292
Number of warrants/shares vested/exercised						126,179
Number of warrants/shares voided						113
BSPCE D [Member] | 2/28/2008 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						2/28/2008
Type						BSPCE D
Number of warrants/shares outstanding						1,867
Number of warrants/shares outstanding						1,867
Maximum of shares to be issued						1,939
Number of warrants/shares exercisable						1,867
BSPCE E [Member] | 7/27/2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						7/27/2010
Type						BSPCE E
Number of warrants/shares outstanding						19,702
Number of warrants/shares outstanding						19,702
Maximum of shares to be issued						20,464
Number of warrants/shares exercisable						19,702
Free Shares [member] | 3/19/2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						3/19/2013
Type						Free shares
Number of warrants/shares outstanding						2,000
Number of warrants/shares vested/exercised						2,000
Free Shares [member] | 1/8/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						1/08/2015
Type						Free shares
Number of warrants/shares outstanding						50,000
Number of warrants/shares vested/exercised						50,000
Free Shares [member] | 3/12/2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						3/12/2014
Type						Free shares
Number of warrants/shares outstanding						440,550
Number of warrants/shares vested/exercised						414,950
Number of warrants/shares voided						10,000
Number of warrants/shares outstanding						15,600
Maximum of shares to be issued						15,600
BSA [Member] | 3/27/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						3/27/2015
Type						BSA
Number of warrants/shares outstanding						180,000
Number of warrants/shares outstanding						180,000
Maximum of shares to be issued						180,000
Number of warrants/shares exercisable						120,000
BSA [Member] | 5/18/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						5/18/2015
Type						BSA
Number of warrants/shares outstanding						50,000
Number of warrants/shares outstanding						50,000
Maximum of shares to be issued						50,000
Number of warrants/shares exercisable						33,333
BSA [Member] | 9/8/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						9/08/2015
Type						BSA
Number of warrants/shares outstanding						274,200
Number of warrants/shares outstanding						274,200
Maximum of shares to be issued						274,200
Number of warrants/shares exercisable						182,800
BSA [Member] | 3/14/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						3/14/2016
Type						BSA
Number of warrants/shares outstanding						187,200
Number of warrants/shares outstanding						187,200
Maximum of shares to be issued						187,200
Number of warrants/shares exercisable						62,400
BSA [Member] | 10/28/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						0/28/2016
Type						BSA
Number of warrants/shares outstanding						188,000
Number of warrants/shares voided						40,000
Number of warrants/shares outstanding						148,000
Maximum of shares to be issued						148,000
Number of warrants/shares exercisable						49,333
BSA [Member] | 11/10/2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						1/10/2017
Type						BSA
Number of warrants/shares granted						240,000
Number of warrants/shares outstanding						240,000
Maximum of shares to be issued						240,000
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date	Oct. 11, 2017	Oct. 28, 2016	Mar. 14, 2016	Sep. 08, 2015	Mar. 24, 2015
Stock Options [Member] | 3/24/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						3/24/2015
Type						Stock Options
Number of warrants/shares outstanding						1,763,840
Number of warrants/shares voided						14,785
Number of warrants/shares outstanding						1,749,055
Maximum of shares to be issued						1,749,055
Number of warrants/shares exercisable						1,206,528
Stock Options [Member] | 9/8/2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						9/08/2015
Type						Stock Options
Number of warrants/shares outstanding						1,868,800
Number of warrants/shares voided						66,800
Number of warrants/shares outstanding						1,802,000
Maximum of shares to be issued						1,802,000
Number of warrants/shares exercisable						1,061,625
Stock Options [Member] | 3/14/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						3/14/2016
Type						Stock Options
Number of warrants/shares outstanding						2,030,587
Number of warrants/shares vested/exercised						17,544
Number of warrants/shares voided						67,095
Number of warrants/shares outstanding						1,945,948
Maximum of shares to be issued						1,945,948
Number of warrants/shares exercisable						799,849
Stock Options [Member] | 10/28/2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						0/28/2016
Type						Stock Options
Number of warrants/shares outstanding						2,773,028
Number of warrants/shares vested/exercised						14,329
Number of warrants/shares voided						143,098
Number of warrants/shares outstanding						2,615,601
Maximum of shares to be issued						2,615,601
Number of warrants/shares exercisable						754,770
Stock Options [Member] | 11/10/2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						1/10/2017
Type						Stock Options
Number of warrants/shares granted						1,220,000
Number of warrants/shares outstanding						1,220,000
Maximum of shares to be issued						1,220,000